Debt - Components of Long-term Debt - Footnote F (Parenthetical) (Detail) - 12 months ended Dec. 31, 2014 - 7.49% Equipment Trust Certificate [Member] CAD in Millions, $ in Millions	USD ($)	CAD
Debt Instrument [Line Items]
Debt instrument interest rate		7.49%
Value of locomotive units and other rolling stock used as collateral		CAD 110
Final repayment of principal amount | $	$ 11
Maturity	2021-01